19 Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of borrowings
	2019 £’000	2018 £’000	2017 £’000
Current
Bank loans	-–	4	11
Lease liabilities	233	80	39
Government and research loans	179	284	311
Total	412	368	361
Non-current
Bank loans	–	–	5,207
Lease liabilities	912	170	29
Government and research loans	4,758	714	949
Total	5,670	884	6,185